Financial Liabilities - Promissory Notes (Details) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Promissory Notes Maturing May 2018
Borrowings
Nominal amount of promissory notes		€ 3,000
Borrowings, interest rate		3.00%
Promissory notes subscribed		€ 92,109,000
Buy back		(906,000)
Interest pending accrual		€ (909,000)
Promissory Notes Maturing May 2019
Borrowings
Nominal amount of promissory notes	€ 3,000
Borrowings, interest rate	4.00%
Promissory notes subscribed	€ 99,990,000
Buy back	(1,041,000)
Interest pending accrual	€ (1,304,000)